Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Cash flows from operating activities
Net income/(loss)	$ (508,113)	$ (399,492)	$ 247,424	$ (1,031,138)	$ (754,750)	$ 2,390,166	$ 617,725
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for doubtful accounts	183,732	144,455		30,078	22,016	30,916
Depreciation of property and equipment	1,994	1,568	2,157	4,314	3,158	4,619	3,155
Amortization of right-of-use assets	118,102	92,855	106,865	225,287	164,900	192,021	180,224
Gain on early termination of lease				(11,081)	(8,111)
Deferred tax expenses (benefit)	(12,860)	(10,111)	76,053	(186,547)	(136,544)	478,009
Changes in operating assets and liabilities
Accounts receivable, net	(202,981)	(159,589)	291,713	239,017	174,950	(208,457)	(122,031)
Contract assets	596,515	468,995	(483,734)	(138,678)	(101,506)	(4,061,592)	(751,722)
Accounts receivable due from a related party	19,901	15,647	40,789	125,941	92,183	(185,694)	(347,105)
Other assets	(102,692)	(80,739)	404,439	161,948	118,539	18,670	(27,977)
Accounts payable	(1,338,924)	(1,052,696)	(725,371)	315,228	230,733	325,961	(487,534)
Other payables and accruals	(177,023)	(139,180)	(61,625)	(95,002)	(69,537)	(72,121)	213,123
Contract liabilities			50,000			(136,464)	136,464
Income tax payable						(15,772)	105,228
Lease liabilities	(93,813)	(73,758)	(134,814)	(170,637)	(124,899)	(129,648)	(117,047)
Net cash used in operating activities	(1,516,162)	(1,192,045)	(186,104)	(531,270)	(388,868)	(1,369,386)	(597,497)
Cash flows from investing activities
Proceeds from repayment of loans made to third party	1,300,000	1,022,093
Purchases of property and equipment						(4,879)	(7,752)
Repayment of amount from a related party						1,000,000	702,000
Loans to a third party				(2,621,944)	(1,919,151)
Net cash provided by investing activities	1,300,000	1,022,093		(2,621,944)	(1,919,151)	995,121	694,248
Cash flows from financing activities
Proceeds from loans and borrowings						1,050,000	275,000
Proceeds from related parties	999,610	785,919	319,713	450,368	329,650	584,328
Payment for deferred offering costs			(388,625)			(200,526)
Repayment of amount due to related parties	(758,027)	(595,980)	(19,902)			(212,051)	(62,806)
Repayment of loans and borrowings	(146,701)	(115,340)	(233,756)	(430,465)	(315,082)	(439,850)	(366,374)
Payments for finance lease liabilities	(25,086)	(19,723)	(35,518)	(60,604)	(44,360)	(58,215)	(55,259)
Issuance of Class A ordinary shares in connection with IPO				5,618,568	4,112,550
Net cash (used in)/provided by financing activities	69,796	54,875	(358,088)	5,577,867	4,082,758	723,686	(209,439)
Effect of foreign exchange on cash	(293,535)	(47,715)		250,665	183,479
Net changes in cash	(146,366)	(115,077)	(544,192)	2,675,318	1,958,218	349,421	(112,688)
Cash at beginning of the period	3,373,424	2,469,202	698,106	698,106	510,984	348,685	461,373
Cash at end of the period	2,933,523	2,306,410	153,914	3,373,424	2,469,202	698,106	348,685
Supplemental non-cash in financing activities:
Deferred IPO costs charged to share capital				1,543,632	1,129,873
Offset amount due to a related party						1,296,018	1,084,524
Right-of-use assets, obtained in exchange for lease obligations				345,788	253,102
Supplement disclosures of cash flow information:
Income taxes paid				20,597	15,076	15,773	8,479
Interest paid	$ 31,085	$ 24,440	$ 43,552	$ 80,176	$ 58,685	$ 73,962	$ 42,938